Stock-Based Compensation - Stock Option (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		15 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
The Company and Summary of Significant Accounting Policies
Weighted average grant date fair value of options granted		$ 0.01
Granted	0	105,000	0
Unrecognized compensation cost related to employee stock option compensation arrangements	$ 2,000
Expected weighted average period for recognition of unrecognized compensation cost related to employee stock option compensation arrangements	1 year 3 months 18 days
Capitalized stock-based compensation costs	$ 0	$ 0
Recognized stock-based compensation tax benefits	$ 0	$ 0